Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

23. Subsequent Events

The Group evaluates all events and transactions that occur after December 31, 2025 and up through April 27, 2026, which is the date the audited consolidated financial statements are available to be issued, and concluded that other than the event disclosed, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s consolidated financial statements.